Note 28 - Stock option plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
		Year ended December 31,
		2010	2011			2012
Risk-free interest rate (%)	(1)	—	1.20	-	2.50	—
Expected life (years)	(2)	—		6		—
Expected dividend yield (%)		—		—		—
Volatility (%)	(3)	—	63	-	65	—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Share options granted to employees	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
		$		$
Outstanding, December 31, 2011	7,603,700	0.22	8.06	10,309
Forfeited	(494,700)	0.65	—	—
Outstanding, December 31, 2012	7,109,000	0.19	7.38	686,900
Vested and expected to vest as of December 31, 2012	7,109,000	0.19	7.38	686,900
Exercisable as of December 31, 2012	5,109,000	0.22	6.90	433,900

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options outstanding as of December 31, 2012			Options exercisable as of December 31, 2012
Range of exercise price			Options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price ($)	Number exercisable	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
$0.07	~	$0.11	2,500,000	8.88	0.11	1,250,000	8.88	0.11
$0.15	~	$0.29	4,270,000	6.96	0.18	3,520,000	6.71	0.18
$0.68	~	$0.78	119,000	2.29	0.69	119,000	2.29	0.69
$1.02	~	$1.40	220,000	1.16	1.08	220,000	1.16	1.08
			7,109,000	7.38	0.19	5,109,000	6.90	0.19